Consolidated statement of comprehensive loss £ in Thousands, $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2020 GBP (£) £ / shares	Jun. 30, 2019 GBP (£) £ / shares	Dec. 31, 2019 GBP (£) £ / shares
Statement of comprehensive income [abstract]
Research and development expenses	£ (8,479)	£ (11,918)	£ (23,608)
Administrative expenses	(8,212)	(6,918)	(15,909)
Operating loss	(16,691)	(18,836)	(39,517)
Net income recognised on acquisition of subsidiary		1,035	1,035
Finance income	39	137	377
Finance charge	(97,628)	(998)	(3,496)
Loss on disposal of intangible assets	(11,302)
Net foreign exchange (loss)/gain	(519)	(20)	483
Loss before tax	(126,101)	(18,682)	(41,118)
Taxation	1,482	2,459	6,274
Loss for the period, attributable to equity holders of the parent	£ (124,619)	£ (16,224)	£ (34,844)
Basic and diluted loss per share for the period | £ / shares	£ (1,050)	£ (0.22)	£ (0.39)
Other comprehensive income / (loss)
Fair value changes on investments held at fair value through OCI	£ 3	£ 88
Currency translation of foreign operations	1,324	711	£ (499)
Total comprehensive loss for the period, attributable to equity holders of the parent	£ (123,292)	£ (15,425)	£ (35,343)